CONSOLIDATED BALANCE SHEETS $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	$ 66,532	¥ 457,442,000	¥ 370,891,000
Restricted time deposits	36,739	252,599,000	5,000,000
Short-term investments			2,000,000
Short-term financing receivables, net	107,936	742,117,000	1,506,179,000
Accrued interest receivable, net	1,607	11,052,000	7,637,000
Accounts receivable, net	6,931	47,652,000	36,556,000
Prepayments and other current assets	33,308	229,008,000	68,903,000
Amounts due from related parties	69,148	475,426,000	229,026,000
Total current assets	322,201	2,215,296,000	2,226,192,000
Non-current assets:
Long-term financing receivables, net	2,746	18,882,000	178,627,000
Long-term investments	8,441	58,038,000	6,439,000
Deferred tax assets	5,367	36,901,000
Property, equipment and software, net	1,135	7,806,000	6,647,000
Intangible assets, net	789	5,423,000	7,212,000
Goodwill	3,735	25,680,000	25,680,000
Total non-current assets	22,213	152,730,000	224,605,000
TOTAL ASSETS	344,414	2,368,026,000	2,450,797,000
Current liabilities:
Short-term borrowings (including amounts of the consolidated VIEs of RMB nil and RMB220,000, respectively)	31,998	220,000,000
Short-term funding debts (including amounts of the consolidated VIEs of RMB1,220,884 and RMB679,957, respectively)	98,896	679,957,000	1,220,884,000
Accrued interest payable (including amounts of the consolidated VIEs of RMB7,174 and RMB15,021, respectively)	2,185	15,021,000	7,174,000
Accounts payable (including amounts of the consolidated VIEs of RMB42,985 and RMB37,691, respectively)	5,648	38,850,000	43,043,000
Amounts due to related parties (including amounts of the consolidated VIEs of RMB344,028 and RMB80,713, respectively)	14,050	96,596,000	375,369,000
Tax payable (including amounts of the consolidated VIEs of RMB21,327 and RMB51,633 respectively)	8,302	57,081,000	22,386,000
Convertible loans (including amounts of the consolidated VIEs of RMB nil and RMB nil, respectively)			242,273,000
Financial guarantee liabilities (including amounts of the consolidated VIEs of RMB nil and RMB15,537, respectively)	2,260	15,537,000
Accrued expenses and other liabilities (including amounts of the consolidated VIEs of RMB81,180 and RMB123,624, respectively)	22,902	157,462,000	112,189,000
Total current liabilities	186,241	1,280,504,000	2,023,318,000
Non-current liabilities:
Long-term funding debts (including amounts of the consolidated VIEs of RMB 469,733, and RMB21, 498, respectively)	3,127	21,498,000	469,733,000
Other non-current liabilities (including amounts of the consolidated VIEs of RMB nil and RMB nil, respectively)	1,272	8,748,000	8,821,000
Amounts due to related parties (including amounts of the consolidated VIEs of RMB 11,120 and RMB nil, respectively)			11,120,000
Total non-current liabilities	4,399	30,246,000	489,674,000
TOTAL LIABILITIES	190,640	1,310,750,000	2,512,992,000
Commitment and contingencies (Note 24)
INVESTED (DEFICIT)/SHAREHOLDERS' EQUITY
Parent company's investment deficit			(62,195,000)
Additional paid-in capital	275,906	1,896,993,000
Statutory reserves	253	1,739,000
Accumulated other comprehensive income	4,511	31,014,000
Accumulated deficit	(126,929)	(872,698,000)
TOTAL INVESTED (DEFICIT)/SHAREHOLDERS' EQUITY	153,774	1,057,276,000	(62,195,000)
TOTAL LIABILITIES AND INVESTED (DEFICIT)/SHAREHOLDERS' EQUITY	344,414	2,368,026,000	¥ 2,450,797,000
Class A Ordinary Shares
INVESTED (DEFICIT)/SHAREHOLDERS' EQUITY
Ordinary shares	27	185,000
Class B Ordinary Shares
INVESTED (DEFICIT)/SHAREHOLDERS' EQUITY
Ordinary shares	$ 6	¥ 43,000